SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Accounts Receivable, Allowance for Credit Loss	$ 188,432	$ 207,499
Impairment of definite-lived intangible assets	0	0
Impairment of infinite-lived intangible assets	0	0
Deferred Offering Costs		3,405,526
Contingent consideration classified as equity fair value disclosure	394,401
Performance obligation		4,339,221	¥ 3
Deferred revenue	1,038,307	500,785
Due to related parties	1,503,825	1,401,680
Contract liability	664,169	758,410		$ 3,400,177
Captialized contract cost net	$ 372,309	$ 20,309
Value added tax description	The PRC VAT rate is 6% or 1% for taxpayers providing services and 13% for product sales for the years ended December 31, 2022, 2023 and 2024. For revenue generated from services, the VAT rate is 6% for the entities that qualified as general tax payers, which are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The VAT rate is 1% for the entities that qualified as small-scale taxpayers, which are not allowed to offset qualified input VAT paid to suppliers against their output VAT.
China, Yuan Renminbi
Property, Plant and Equipment [Line Items]
Depreciation percentage	2.80%
Foreign currency exchange rate risk, depreciation percentage	2.80%	3.00%
Sweden, Kronor
Property, Plant and Equipment [Line Items]
Appreciation percentage	10.10%
Foreign currency exchange rate risk, depreciation percentage	10.10%
Foreign currency exchange rate risk, appreciation percentage		4.00%
Goods and Services [Member]
Property, Plant and Equipment [Line Items]
Standard VAT rate percentage	25.00%		25.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 month 6 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		2 years 8 months 12 days
Related Party [Member]
Property, Plant and Equipment [Line Items]
Due to related parties		$ 609,009
Wuhan Muyecun Internet Technology Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%		100.00%